Cover	Sep. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41144
Entity Registrant Name	ATHENA TECHNOLOGY ACQUISITION CORP. II
Entity Central Index Key	0001882198
Entity Tax Identification Number	87-2447308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	442 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	970
Local Phone Number	925-1572
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false